Deposits and other borrowings (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Deposits and other borrowings
Deposits and other borrowings	$ 739,250	$ 720,489	$ 702,226
Deposits and other borrowings, percentage movement from prior period	3.00%
Deposits and other borrowings, percentage movement from same period of prior year	5.00%
Australia
Deposits and other borrowings
Deposits and other borrowings	$ 642,235	627,010	606,215
Deposits and other borrowings, percentage movement from prior period	2.00%
Deposits and other borrowings, percentage movement from same period of prior year	6.00%
Australia | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	$ 27,777	33,215	35,727
Deposits and other borrowings, percentage movement from prior period	(16.00%)
Deposits and other borrowings, percentage movement from same period of prior year	(22.00%)
Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	$ 133,046	128,705	121,313
Deposits and other borrowings, percentage movement from prior period	3.00%
Deposits and other borrowings, percentage movement from same period of prior year	10.00%
Australia | Other interest bearing - transactions
Deposits and other borrowings
Deposits and other borrowings	$ 113,433	110,393	114,120
Deposits and other borrowings, percentage movement from prior period	3.00%
Deposits and other borrowings, percentage movement from same period of prior year	(1.00%)
Australia | Other interest bearing - savings
Deposits and other borrowings
Deposits and other borrowings	$ 209,035	197,415	186,945
Deposits and other borrowings, percentage movement from prior period	6.00%
Deposits and other borrowings, percentage movement from same period of prior year	12.00%
Australia | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 158,944	157,282	148,110
Deposits and other borrowings, percentage movement from prior period	1.00%
Deposits and other borrowings, percentage movement from same period of prior year	7.00%
New Zealand
Deposits and other borrowings
Deposits and other borrowings	$ 75,473	74,912	74,792
Deposits and other borrowings, percentage movement from prior period	1.00%
Deposits and other borrowings, percentage movement from same period of prior year	1.00%
New Zealand | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	$ 1,887	1,711	2,414
Deposits and other borrowings, percentage movement from prior period	10.00%
Deposits and other borrowings, percentage movement from same period of prior year	(22.00%)
New Zealand | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	$ 10,934	10,287	10,940
Deposits and other borrowings, percentage movement from prior period	6.00%
New Zealand | Other interest bearing - transactions
Deposits and other borrowings
Deposits and other borrowings	$ 8,556	8,815	8,385
Deposits and other borrowings, percentage movement from prior period	(3.00%)
Deposits and other borrowings, percentage movement from same period of prior year	2.00%
New Zealand | Other interest bearing - savings
Deposits and other borrowings
Deposits and other borrowings	$ 18,793	17,854	18,456
Deposits and other borrowings, percentage movement from prior period	5.00%
Deposits and other borrowings, percentage movement from same period of prior year	2.00%
New Zealand | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 35,303	36,245	34,597
Deposits and other borrowings, percentage movement from prior period	(3.00%)
Deposits and other borrowings, percentage movement from same period of prior year	2.00%
Other overseas
Deposits and other borrowings
Deposits and other borrowings	$ 21,542	18,567	21,219
Deposits and other borrowings, percentage movement from prior period	16.00%
Deposits and other borrowings, percentage movement from same period of prior year	2.00%
Other overseas | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	$ 12,824	11,948	13,139
Deposits and other borrowings, percentage movement from prior period	7.00%
Deposits and other borrowings, percentage movement from same period of prior year	(2.00%)
Other overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	$ 1,145	1,193	1,323
Deposits and other borrowings, percentage movement from prior period	(4.00%)
Deposits and other borrowings, percentage movement from same period of prior year	(13.00%)
Other overseas | Other interest bearing - transactions
Deposits and other borrowings
Deposits and other borrowings	$ 1,107	736	849
Deposits and other borrowings, percentage movement from prior period	50.00%
Deposits and other borrowings, percentage movement from same period of prior year	30.00%
Other overseas | Other interest bearing - savings
Deposits and other borrowings
Deposits and other borrowings	$ 1,101	987	990
Deposits and other borrowings, percentage movement from prior period	12.00%
Deposits and other borrowings, percentage movement from same period of prior year	11.00%
Other overseas | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 5,365	$ 3,703	$ 4,918
Deposits and other borrowings, percentage movement from prior period	45.00%
Deposits and other borrowings, percentage movement from same period of prior year	9.00%